INVESTMENTS (Details Narrative) - GK Partners [Member]	Jun. 20, 2023 USD ($) $ / shares shares
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued	250,000
Reverse Stock Split [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued	250,000
Myson, Inc. [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued	5,000,000
Stock issued during period, value | $	$ 1,750,000
Common stock price per share | $ / shares	$ 7.00
Mag Mile Capital Inc [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued	5,000,000
Stock issued during period, value | $	$ 1,750,000
Common stock price per share | $ / shares	$ 7.00